Total
Retirement Advantage 2025
Fund summary
Goal
Putnam Retirement Advantage 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 80 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Retirement Advantage 2025	Class A		Class C		Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Advantage 2025		Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Management fees		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	0.25%
Other expenses	[1]	0.79%	0.79%	0.94%	0.94%	0.94%	0.79%	0.69%	0.79%
Acquired fund fees and expenses	[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total annual fund operating expenses		1.92%	2.67%	2.32%	2.07%	1.82%	1.67%	1.57%	1.67%
Expense reimbursement	[2]	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)	(1.12%)
Total annual fund operating expenses after expense reimbursement		0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2023. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Retirement Advantage 2025 - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	652	816
Class C	258	490
Class R	122	381
Class R3	97	303
Class R4	72	224
Class R5	56	176
Class R6	46	144
Class Y	56	176

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Retirement Advantage 2025 | Class C | USD ($)	158	490

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Investments, risks, and performance
Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?” Putnam Investment Management, LLC (“Putnam Management”) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of June 30, 2020 and its projected approximate allocations to those asset classes and underlying funds as of June 30, 2021. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on June 30, 2020. The table also shows the approximate allocations of other Putnam Retirement Advantage Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocations will gradually change to resemble the allocations of the fund with the next earliest target date. This table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	Year	2060 (your fund)	2055	2050	2045	2040	2035	2030	2025 (your fund)	2020	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	2020	78.0%	61.8%	37.7%	14.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
	2021	78.0%	77.0%	57.8%	32.7%	10.1%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	2020	21.5%	37.7%	61.8%	84.7%	91.6%	49.5%	0.0%	0.0%	0.0%	0.0%
	2021	21.5%	22.5%	41.7%	66.8%	88.6%	86.0%	39.6%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	2020	0.0%	0.0%	0.0%	0.0%	5.8%	47.1%	91.0%	26.8%	2.5%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	11.2%	56.8%	81.8%	15.4%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.1%	51.0%	8.9%	0.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	7.8%	57.9%	0.0%
Putnam Short Term Investment Fund	2020	0.5%	0.5%	0.5%	1.1%	2.6%	3.4%	4.4%	4.8%	0.7%	0.0%
	2021	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.4%	4.7%	0.0%
Putnam Income Strategies Portfolio	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.5%	17.4%	87.9%	100.0%
	2021	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	6.0%	22.0%	100.0%
Equity**	2020	95.2%	92.0%	87.1%	82.0%	76.8%	67.9%	55.9%	35.7%	26.1%	25.0%
	2021	95.2%	95.0%	91.2%	86.1%	81.0%	75.5%	65.8%	52.9%	32.1%	25.0%
Fixed Income**	2020	4.8%	8.0%	12.9%	18.0%	23.2%	32.1%	44.1%	64.3%	73.9%	75.0%
	2021	4.8%	5.0%	8.8%	13.9%	19.0%	24.5%	34.2%	47.1%	67.9%	75.0%
*	Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.
**	Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Income Strategies Portfolio’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target date year, the fund’s target allocations will correspond to those of Putnam Retirement Advantage Maturity Fund (Maturity Fund), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Maturity Fund. More information about Maturity Fund is available in this prospectus beginning on page 56, and more information about the underlying funds (which are not offered by this prospectus) is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2023 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2023 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

An underlying fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

An underlying fund’s use of derivatives may increase the risk of investing in the underlying fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.